Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.1%
AGL Energy Ltd.	542,886	$8,494,314
Bendigo & Adelaide Bank Ltd.	400,781	2,905,525
BHP Group PLC	388,082	9,154,173
BlueScope Steel Ltd.	452,625	4,284,903
Caltex Australia Ltd.	215,098	4,119,506
CIMIC Group Ltd.	80,134	2,853,394
Coca-Cola Amatil Ltd.	422,419	2,616,413
Cochlear Ltd.	47,876	6,312,558
Dexus	838,673	7,378,751
Flight Centre Travel Group Ltd.	46,950	1,268,957
GPT Group (The)	1,483,967	5,984,930
Harvey Norman Holdings Ltd.	482,124	1,415,060
Lendlease Group	463,252	4,336,598
Medibank Pvt Ltd.	2,286,577	4,602,906
Mirvac Group	3,066,830	6,108,806
Rio Tinto Ltd.	307,471	20,639,356
Sonic Healthcare Ltd.	333,832	6,026,921
South32 Ltd.	2,975,573	6,995,154
Telstra Corp. Ltd.	3,451,147	8,210,325
Washington H Soul Pattinson & Co. Ltd.	88,939	1,439,168
Woolworths Group Ltd.	1,087,565	24,380,626

		139,528,344

Austria — 0.2%
Verbund AG	56,721	2,810,944

Belgium — 1.9%
Ageas	151,292	7,968,992
Colruyt SA	50,093	3,607,508
Proximus SADP	126,559	3,538,777
UCB SA	105,174	8,335,665

		23,450,942

Canada — 7.9%
Atco Ltd./Canada, Class I, NVS	66,104	2,258,013
CAE Inc.	221,652	5,134,312
CGI Inc.(a)	207,951	14,906,865
CI Financial Corp.	214,677	3,075,250
Constellation Software Inc./Canada	16,658	14,637,914
Empire Co. Ltd., Class A, NVS	143,289	3,174,258
Finning International Inc.	139,987	2,502,741
H&R Real Estate Investment Trust	119,827	2,038,983
Husky Energy Inc.	291,912	3,155,219
IA Financial Corp. Inc.(a)	90,916	3,605,010
Magna International Inc.	269,018	14,912,781
Methanex Corp.	52,466	2,864,335
Metro Inc.	202,656	7,306,583
RioCan REIT	130,196	2,493,197
SmartCentres Real Estate Investment Trust	57,996	1,460,678
Teck Resources Ltd., Class B	421,639	9,929,768
Tourmaline Oil Corp.	212,159	3,159,043
West Fraser Timber Co. Ltd.	47,035	2,411,540

		99,026,490

Denmark — 0.6%
Demant A/S(a)(b)	83,980	2,647,362
H Lundbeck A/S	58,019	2,438,633
Tryg A/S	95,563	2,917,823

		8,003,818

Finland — 0.6%
Elisa OYJ	118,251	5,013,381

Security	Shares	Value

Finland (continued)
Orion OYJ, Class B	86,344	$2,867,170

		7,880,551

France — 9.0%
Amundi SA(c)	50,253	3,607,204
Arkema SA	56,769	5,818,781
Atos SE	79,083	8,134,311
AXA SA	1,057,080	28,129,993
BioMerieux	34,674	2,749,287
Cie. Generale des Etablissements Michelin SCA	140,681	18,154,696
CNP Assurances	142,324	3,355,935
Eutelsat Communications SA	143,901	2,594,833
Faurecia SA	62,710	3,182,239
Ipsen SA	31,294	3,650,912
Renault SA	158,738	10,819,742
SCOR SE	134,777	5,491,984
Societe BIC SA	21,221	1,827,677
Societe Generale SA	325,259	10,286,697
Ubisoft Entertainment SA(a)	66,182	6,307,434

		114,111,725

Germany — 2.9%
Covestro AG(c)	159,203	8,697,921
Deutsche Lufthansa AG, Registered	195,835	4,723,046
Hannover Rueck SE	50,394	7,590,453
HUGO BOSS AG	52,294	3,642,944
METRO AG(b)	149,316	2,526,812
OSRAM Licht AG(b)	82,687	2,825,428
RTL Group SA	32,311	1,814,169
Uniper SE	168,362	5,096,338

		36,917,111

Hong Kong — 4.8%
Hang Lung Group Ltd.	746,000	2,220,295
Hongkong Land Holdings Ltd.	970,200	6,762,294
Hysan Development Co. Ltd.	511,000	2,859,370
Kerry Properties Ltd.	543,500	2,320,755
Link REIT	1,739,500	20,287,589
NWS Holdings Ltd.	1,299,000	2,698,868
Sino Land Co. Ltd.	2,644,000	4,650,776
Swire Pacific Ltd., Class A	411,500	5,208,396
Swire Properties Ltd.	965,200	3,918,426
Wharf Holdings Ltd. (The)	1,005,000	2,888,667
Wheelock & Co. Ltd.	668,000	4,755,373
Yue Yuen Industrial Holdings Ltd.	617,000	1,993,646

		60,564,455

Israel — 1.4%
Bank Hapoalim BM	877,580	6,445,985
Bank Leumi Le-Israel BM	1,247,397	8,524,976
Israel Chemicals Ltd.	585,930	3,099,685

		18,070,646

Italy — 1.5%
Fiat Chrysler Automobiles NV	812,249	12,501,894
Moncler SpA	148,446	6,083,914

		18,585,808

Japan — 23.7%
AGC Inc./Japan	152,700	5,189,401
Alfresa Holdings Corp.	155,200	4,312,853
ANA Holdings Inc.	95,100	3,319,855
Asahi Kasei Corp.	1,013,500	10,401,172
Astellas Pharma Inc.	1,554,900	21,067,063

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Bank of Kyoto Ltd. (The)	43,714	$1,883,970
Brother Industries Ltd.	185,800	3,641,763
Chiba Bank Ltd. (The)	501,000	2,613,522
Daicel Corp.	220,100	2,454,448
Electric Power Development Co. Ltd.	120,600	2,793,697
Fujitsu Ltd.	161,800	11,818,119
Hisamitsu Pharmaceutical Co. Inc.	47,600	2,012,983
Hitachi Ltd.	799,200	26,471,370
Idemitsu Kosan Co. Ltd.	176,373	5,708,863
Inpex Corp.	793,300	7,699,729
ITOCHU Corp.	1,170,300	21,015,488
Japan Airlines Co. Ltd.	95,800	3,207,526
JSR Corp.	157,900	2,393,133
JTEKT Corp.	168,900	2,167,076
JXTG Holdings Inc.	2,578,200	12,516,568
Kakaku.com Inc.	111,900	2,290,747
Kamigumi Co. Ltd.	89,100	2,121,600
Kaneka Corp.	39,900	1,533,306
Konica Minolta Inc.	374,600	3,746,841
Kuraray Co. Ltd.	265,500	3,544,768
Kurita Water Industries Ltd.	82,100	2,127,413
Kyushu Railway Co.	132,800	4,316,373
Marubeni Corp.	1,298,800	9,272,062
Maruichi Steel Tube Ltd.	47,500	1,309,315
Medipal Holdings Corp.	140,500	3,147,452
Mitsubishi Tanabe Pharma Corp.	207,900	2,609,600
Mitsubishi UFJ Lease & Finance Co. Ltd.	340,300	1,723,270
NEC Corp.	204,500	6,876,341
NH Foods Ltd.	75,900	3,046,222
Nippon Electric Glass Co. Ltd.	68,348	1,871,707
Nisshin Seifun Group Inc.	161,100	3,737,665
Obayashi Corp.	537,900	5,259,467
Pigeon Corp.	95,600	4,047,174
Pola Orbis Holdings Inc.	76,300	2,397,755
Sekisui Chemical Co. Ltd.	302,500	4,837,284
Shimamura Co. Ltd.	17,100	1,272,808
Sompo Holdings Inc.	156,900	5,861,826
Stanley Electric Co. Ltd.	109,300	2,953,921
Sumitomo Dainippon Pharma Co. Ltd.	133,100	2,927,901
Sumitomo Heavy Industries Ltd.	90,500	3,189,338
Sumitomo Rubber Industries Ltd.	142,800	1,752,706
Sundrug Co. Ltd.	58,400	1,560,479
Suzuken Co. Ltd./Aichi Japan	59,100	3,396,094
Taisei Corp.	172,800	7,563,636
Taisho Pharmaceutical Holdings Co. Ltd.	30,200	2,787,484
Teijin Ltd.	148,300	2,539,242
Toho Gas Co. Ltd.	60,400	2,483,789
Tohoku Electric Power Co. Inc.	353,100	4,032,711
Tokyo Electric Power Co. Holdings Inc.(a)	1,195,800	6,742,648
Tokyo Gas Co. Ltd.	316,700	8,038,706
Toppan Printing Co. Ltd.	201,000	3,250,290
Tosoh Corp.	217,200	3,481,051
Toyo Suisan Kaisha Ltd.	73,900	2,810,025
Toyoda Gosei Co. Ltd.	53,900	1,117,926
Yamada Denki Co. Ltd.	517,100	2,446,794
Yamaguchi Financial Group Inc.	159,800	1,176,530
Yamazaki Baking Co. Ltd.	99,800	1,480,311
Yokogawa Electric Corp.	190,600	3,966,876

		299,338,053

Security	Shares	Value

Netherlands — 3.4%
Aegon NV	1,481,533	$7,730,612
AerCap Holdings NV(a)	104,506	5,187,678
Koninklijke Ahold Delhaize NV	420,630	10,116,250
Koninklijke Vopak NV	58,944	2,625,828
NN Group NV	252,426	10,981,944
Randstad NV	98,319	5,610,679

		42,252,991

New Zealand — 0.3%
Spark New Zealand Ltd.	1,518,043	3,715,446

Norway — 0.4%
Orkla ASA	674,437	5,275,388

Singapore — 1.1%
ComfortDelGro Corp. Ltd.	1,791,300	3,539,963
Singapore Airlines Ltd.	458,300	3,259,142
UOL Group Ltd.	413,700	2,303,736
Venture Corp. Ltd.	227,900	2,841,216
Yangzijiang Shipbuilding Holdings Ltd.	2,007,700	2,315,669

		14,259,726

Spain — 4.6%
Amadeus IT Group SA	361,659	28,744,688
Mapfre SA	913,522	2,738,624
Red Electrica Corp. SA	342,036	7,085,669
Repsol SA	1,156,862	19,615,983

		58,184,964

Sweden — 1.6%
Boliden AB	226,879	6,729,907
ICA Gruppen AB	66,943	2,418,786
Industrivarden AB, Class C	137,146	3,081,414
Kinnevik AB, Class B	201,005	5,846,119
L E Lundbergforetagen AB, Class B	63,819	2,179,035

		20,255,261

Switzerland — 7.7%
Adecco Group AG, Registered	130,962	7,520,997
Baloise Holding AG, Registered	40,179	6,884,449
Barry Callebaut AG, Registered	1,816	3,325,472
Coca-Cola HBC AG(a)	152,372	5,444,716
Kuehne + Nagel International AG, Registered	44,562	6,474,391
Pargesa Holding SA, Bearer	32,007	2,519,099
Partners Group Holding AG	14,387	10,837,548
Roche Holding AG, NVS	75,005	19,770,700
SGS SA, Registered	4,421	11,666,407
Sonova Holding AG, Registered	45,863	9,249,113
Swiss Life Holding AG, Registered	28,318	13,314,184

		97,007,076

United Kingdom — 13.6%
3i Group PLC	805,585	11,242,401
Admiral Group PLC	165,135	4,744,733
Anglo American PLC	870,759	22,492,160
Babcock International Group PLC	206,799	1,415,366
Barratt Developments PLC	839,283	6,584,483
Berkeley Group Holdings PLC	103,256	5,055,940
British Land Co. PLC (The)	777,454	6,020,356
Burberry Group PLC	341,646	8,983,453
Carnival PLC	143,163	7,530,700
Direct Line Insurance Group PLC	1,135,480	4,876,005
easyJet PLC	131,960	2,001,565
Hargreaves Lansdown PLC	235,911	6,941,300

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Investec PLC	565,133	$3,573,168
J Sainsbury PLC	1,450,893	4,208,491
Johnson Matthey PLC	160,170	6,967,844
Kingfisher PLC	1,760,858	6,062,528
Marks & Spencer Group PLC	1,343,453	5,007,232
Meggitt PLC	640,665	4,546,845
Mondi PLC	303,996	6,659,896
Pearson PLC	646,451	6,996,476
Persimmon PLC	257,436	7,504,161
Royal Mail PLC	747,577	2,463,735
Smith & Nephew PLC	722,925	13,952,843
Smiths Group PLC	197,215	3,914,338
Taylor Wimpey PLC	2,716,160	6,423,233
Wm Morrison Supermarkets PLC	1,869,879	5,262,925

		171,432,177

Total Common Stocks — 98.3% (Cost: $1,269,488,263)		1,240,671,916

Preferred Stocks

Germany — 0.9%
Fuchs Petrolub SE, Preference Shares, NVS	57,848	2,514,119
Porsche Automobil Holding SE, Preference Shares, NVS	126,641	8,776,743

		11,290,862

Total Preferred Stocks — 0.9% (Cost: $12,562,948)		11,290,862

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	5,164,492	$5,166,557
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	306,735	306,735

		5,473,292

Total Short-Term Investments — 0.4% (Cost: $ 5,473,292)		5,473,292

Total Investments in Securities — 99.6% (Cost: $ 1,287,524,503)		1,257,436,070

Other Assets, Less Liabilities — 0.4%		4,827,087

Net Assets — 100.0%		$1,262,263,157

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,341,708	2,822,784	5,164,492	$5,166,557	$15,666	(a)	$211	$(385)
BlackRock Cash Funds: Treasury, SL Agency Shares	738,966	(432,231)	306,735	306,735	13,921		—	—

				$5,473,292	$29,587		$211	$(385)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2019 Fair Value Measurements (continued)	iShares® Edge MSCI Multifactor Intl ETF

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,240,671,916	$—	$—	$1,240,671,916
Preferred Stocks	11,290,862	—	—	11,290,862
Money Market Funds	5,473,292	—	—	5,473,292

	$1,257,436,070	$—	$—	$1,257,436,070

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4